RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Derivatives in Fair Value Hedging Relationships (Details) - CAD ($)	Dec. 31, 2020	Dec. 31, 2019
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Fair value hedging adjustments, discontinued hedges	$ 0	$ 0
Long-term debt
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Carrying amount	0	(260,000,000)
Fair value hedging adjustments	$ 0	$ (1,000,000)